Premises and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014 Buildings	Mar. 31, 2013	Mar. 31, 2012
Property Plant And Equipment [Abstract]
Rental expenses related to occupancy of leased premises	$ 556,000	$ 538,000	$ 429,000
Number of bank leases building spaces	6